NOTE PAYABLE (Narrative) (Details) - USD ($)				3 Months Ended	12 Months Ended
	Dec. 18, 2025	Sep. 16, 2022	Feb. 16, 2012	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Nov. 01, 2024
Debt Instrument [Line Items]
Note payable					$ 0	$ 1,436,001
Accrued interest					$ 0	13,938
Secured notes payable [Member] | Space Florida [Member]
Debt Instrument [Line Items]
Loan principal amount			$ 1,436,001
Loan interest rate		3.00%	1.00%				3.00%
Loan collateral			The loan is secured by a DASH-7 aircraft engine with a book value of $0.
Loan interest rate in the event of default		8.00%
Frequency of periodic payment		monthly installments
Loan periodic payment		$ 13,866
Conversion of note payable (Shares)	404,312				404,312
Stock price	$ 3.59				$ 3.59
Note payable	$ 1,436,001					1,436,001
Accrued interest	$ 15,480				$ 15,480	13,938
Interest expense					41,081	$ 43,161
Interest expense on notes				$ 0	$ 10,613